Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents	[1]	$ 162,271	$ 31,500
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents	[2]	625,985	558,626
Citi bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents		206,824	150,564
JP Morgan [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents		$ 419,161	$ 408,062

[1]	As of December 31, 2017 and 2016, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.
[2]	The bank accounts and term deposits yield interest at market rates. Because of the short maturity of these balances, less than 90 days, the carrying amounts approximate to their fair value.